Right of Use Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Right of Use Assets

a) Set out below are the carrying amounts of right-of-use assets recognized and the movements during the six months ended June 30, 2025:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2024	26,003	1,619	4,553	32,175
Additions	1,267	—	278	1,545
Depreciation for the period	(1,442)	(347)	(1,085)	(2,874)
Other	460	(460)	—	—
Translation differences	(400)	—	—	(400)
Balance at June 30, 2025	25,888	812	3,746	30,446

Summary of Carrying Amounts of Lease Liabilities

b) Set out below are the carrying amounts of lease liabilities and the movements during the six months ended June 30, 2025:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2024	30,912	1,054	4,440	36,406
Additions to liabilities	1,267	—	278	1,545
Interest on lease liabilities	762	27	103	892
Lease payments	(2,556)	(320)	(1,090)	(3,966)
Translation differences	(31)	—	—	(31)
Balance at June 30, 2025	30,354	761	3,731	34,846

Summary of Maturity Analysis of Lease Liabilities

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
6 months or less	3,040	3,284
6 months to 1 year	2,905	2,905
From 1 to 2 years	11,037	10,000
From 2 to 5 years	23,920	16,888
More than 5 years	3,840	13,808
	44,742	46,885

Summary of Detailed Information about Components of Lease Amounts Recognized In Profit or Loss

Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	June 30, 2025	June 30 2024
Interest on lease liabilities (see note 20)	892	963
Expenses relating to short-term and low value leases (see note 18)	297	1,577